                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08657

                        Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Equity Income Fund

 Schedule of Investments 1/31/17 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.9%

 Energy - 9.9%

 Oil & Gas Equipment & Services - 1.2%

 418,400

 Frank's International NV

 $

 4,953,856

 214,032

 Schlumberger, Ltd.

 17,916,619

 $

 22,870,475

 Integrated Oil & Gas - 4.4%

 209,353

 Chevron Corp.

 $

 23,311,457

 474,447

 Exxon Mobil Corp.

 39,801,359

 370,047

 Occidental Petroleum Corp.

 25,078,085

 $

 88,190,901

 Oil & Gas Exploration & Production - 2.0%

 437,472

 Anadarko Petroleum Corp.

 $

 30,417,428

 200,000

 ConocoPhillips

 9,752,000

 $

 40,169,428

 Oil & Gas Refining & Marketing - 2.3%

 469,869

 Marathon Petroleum Corp.

 $

 22,577,205

 297,539

 Phillips 66

 24,285,133

 $

 46,862,338

 Total Energy

 $

 198,093,142

 Materials - 8.8%

 Specialty Chemicals - 3.6%

 247,351

 Celanese Corp.

 $

 20,876,424

 4,755

 Givaudan SA

 8,553,663

 189,317

 Johnson Matthey Plc

 7,740,761

 10,000

 PPG Industries, Inc.

 1,000,100

 394,532

 Syngenta AG (A.D.R.)

 33,551,001

 $

 71,721,949

 Aluminum - 0.8%

 203,542

 Kaiser Aluminum Corp.

 $

 15,969,905

 Diversified Metals & Mining - 2.9%

 325,279

 BHP Billiton, Ltd. (A.D.R.)

 $

 13,430,770

 237,600

 Compass Minerals International, Inc.

 19,863,360

 274,951

 Materion Corp.

 10,805,574

 340,125

 Rio Tinto Plc

 14,933,633

 $

 59,033,337

 Copper - 0.7%

 366,433

 Southern Copper Corp.

 $

 14,056,370

 Steel - 0.8%

 277,424

 Nucor Corp.

 $

 16,115,560

 Total Materials

 $

 176,897,121

 Capital Goods - 5.9%

 Aerospace & Defense - 0.9%

 125,125

 Raytheon Co.

 $

 18,038,020

 Industrial Conglomerates - 1.6%

 1,084,984

 General Electric Co.

 $

 32,224,025

 Industrial Machinery - 2.8%

 54,000

 Ingersoll-Rand Plc

 $

 4,284,900

 1,363,363

 The Gorman-Rupp Co. †

 44,254,763

 177,309

 The Timken Co.

 7,872,520

 $

 56,412,183

 Trading Companies & Distributors - 0.6%

 184,056

 Wolseley Plc

 $

 11,359,078

 Total Capital Goods

 $

 118,033,306

 Commercial Services & Supplies - 1.0%

 Office Services & Supplies - 0.7%

 192,664

 MSA Safety, Inc.

 $

 13,746,576

 Human Resource & Employment Services - 0.3%

 95,096

 Randstad Holding NV

 $

 5,524,179

 Total Commercial Services & Supplies

 $

 19,270,755

 Automobiles & Components - 1.2%

 Auto Parts & Equipment - 1.0%

 517,351

 BorgWarner, Inc.

 $

 21,123,441

 Automobile Manufacturers - 0.2%

 100,000

 General Motors Co.

 $

 3,661,000

 Total Automobiles & Components

 $

 24,784,441

 Consumer Durables & Apparel - 0.8%

 Apparel, Accessories & Luxury Goods - 0.8%

 290,000

 VF Corp.

 $

 14,929,200

 Total Consumer Durables & Apparel

 $

 14,929,200

 Consumer Services - 3.5%

 Hotels, Resorts & Cruise Lines - 1.3%

 491,964

 InterContinental Hotels Group Plc

 $

 22,769,747

 50,637

 InterContinental Hotels Group Plc (A.D.R.)

 2,351,076

 $

 25,120,823

 Leisure Facilities - 1.8%

 587,087

 Cedar Fair LP

 $

 36,710,550

 Restaurants - 0.4%

 48,921

 Cracker Barrel Old Country Store, Inc.

 $

 7,732,453

 Total Consumer Services

 $

 69,563,826

 Media - 2.9%

 Broadcasting - 1.4%

 280,000

 CBS Corp. (Class B)

 $

 18,057,200

 132,190

 Scripps Networks Interactive, Inc.

 10,067,590

 $

 28,124,790

 Movies & Entertainment - 0.6%

 500,000

 Regal Entertainment Group

 $

 11,330,000

 Publishing - 0.9%

 114,100

 John Wiley & Sons, Inc. (Class A)

 $

 6,286,910

 211,887

 Meredith Corp.

 12,988,673

 $

 19,275,583

 Total Media

 $

 58,730,373

 Food & Staples Retailing - 2.4%

 Food Retail - 1.1%

 668,469

 The Kroger Co.

 $

 22,701,207

 Hypermarkets & Super Centers - 1.3%

 377,837

 Wal-Mart Stores, Inc.

 $

 25,216,841

 Total Food & Staples Retailing

 $

 47,918,048

 Food, Beverage & Tobacco - 13.7%

 Soft Drinks - 2.3%

 353,400

 Dr. Pepper Snapple Group, Inc.

 $

 32,230,080

 331,133

 The Coca-Cola Co.

 13,765,199

 $

 45,995,279

 Packaged Foods & Meats - 11.4%

 38,000

 Calavo Growers, Inc.

 $

 2,101,400

 445,005

 Campbell Soup Co.

 27,692,661

 2,000

 Chocoladefabriken Lindt & Spruengli AG

 11,082,461

 542,570

 Conagra Brands, Inc.

 21,209,061

 290,559

 General Mills, Inc.

 18,154,126

 80,712

 John B Sanfilippo & Son, Inc.

 5,310,042

 357,785

 Kellogg Co.

 26,014,547

 230,856

 Lamb Weston Holdings, Inc.

 8,624,780

 100,000

 McCormick & Co., Inc.

 9,555,000

 222,793

 Mead Johnson Nutrition Co.

 15,697,995

 769,000

 Mondelez International, Inc.

 34,051,320

 518,396

 Pinnacle Foods, Inc.

 27,573,483

 205,000

 The Hershey Co.

 21,621,350

 $

 228,688,226

 Total Food, Beverage & Tobacco

 $

 274,683,505

 Household & Personal Products - 1.3%

 Household Products - 1.3%

 129,210

 The Clorox Co.

 $

 15,505,200

 129,417

 The Procter & Gamble Co.

 11,336,929

 $

 26,842,129

 Total Household & Personal Products

 $

 26,842,129

 Health Care Equipment & Services - 3.6%

 Health Care Equipment - 2.7%

 224,600

 Becton Dickinson and Co.

 $

 39,819,334

 1,026,557

 Smith & Nephew Plc

 15,273,722

 $

 55,093,056

 Health Care Distributors - 0.9%

 489,300

 Owens & Minor, Inc.

 $

 17,556,084

 Total Health Care Equipment & Services

 $

 72,649,140

 Pharmaceuticals, Biotechnology & Life Sciences - 6.4%

 Pharmaceuticals - 6.4%

 956,064

 AstraZeneca Plc (A.D.R.)

 $

 26,033,623

 174,121

 Eli Lilly & Co.

 13,412,541

 461,065

 GlaxoSmithKline Plc (A.D.R.)

 18,124,465

 196,477

 Johnson & Johnson

 22,251,020

 508,997

 Merck & Co., Inc.

 31,552,724

 303,513

 Zoetis, Inc.

 16,675,004

 $

 128,049,377

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 128,049,377

 Banks - 7.9%

 Diversified Banks - 5.3%

 1,773,014

 Bank of America Corp.

 $

 40,141,037

 439,611

 JPMorgan Chase & Co.

 37,204,279

 570,545

 US Bancorp

 30,039,194

 $

 107,384,510

 Regional Banks - 2.6%

 429,675

 The PNC Financial Services Group, Inc.

 $

 51,758,656

 Total Banks

 $

 159,143,166

 Diversified Financials - 9.5%

 Consumer Finance - 2.5%

 303,741

 American Express Co.

 $

 23,199,738

 394,163

 Discover Financial Services, Inc.

 27,307,613

 $

 50,507,351

 Asset Management & Custody Banks - 5.5%

 668,888

 Invesco, Ltd.

 $

 19,344,241

 224,045

 Northern Trust Corp.

 18,586,773

 553,080

 State Street Corp.

 42,144,696

 658,996

 The Bank of New York Mellon Corp.

 29,476,891

 $

 109,552,601

 Investment Banking & Brokerage - 1.5%

 690,233

 Morgan Stanley Co.

 $

 29,328,000

 Total Diversified Financials

 $

 189,387,952

 Insurance - 3.8%

 Life & Health Insurance - 2.7%

 424,218

 Lincoln National Corp.

 $

 28,638,957

 614,991

 Sun Life Financial, Inc.

 24,267,545

 $

 52,906,502

 Multi-line Insurance - 1.1%

 468,013

 The Hartford Financial Services Group, Inc.

 $

 22,796,913

 Total Insurance

 $

 75,703,415

 Software & Services - 1.4%

 IT Consulting & Other Services - 1.4%

 159,919

 Accenture Plc

 $

 18,209,977

 200,000

 Leidos Holdings, Inc.

 9,664,000

 $

 27,873,977

 Total Software & Services

 $

 27,873,977

 Technology Hardware & Equipment - 1.1%

 Communications Equipment - 0.6%

 432,109

 Cisco Systems, Inc.

 $

 13,274,388

 Electronic Manufacturing Services - 0.5%

 130,000

 TE Connectivity, Ltd.

 $

 9,665,500

 Total Technology Hardware & Equipment

 $

 22,939,888

 Semiconductors & Semiconductor Equipment - 4.2%

 Semiconductor Equipment - 1.0%

 81,814

 Cabot Microelectronics Corp.

 $

 5,523,263

 170,000

 KLA-Tencor Corp.

 14,468,700

 $

 19,991,963

 Semiconductors - 3.2%

 326,992

 Intel Corp.

 $

 12,039,845

 523,502

 Microchip Technology, Inc.

 35,257,860

 304,271

 Xilinx, Inc.

 17,708,572

 $

 65,006,277

 Total Semiconductors & Semiconductor Equipment

 $

 84,998,240

 Utilities - 7.6%

 Electric Utilities - 2.4%

 800,138

 Alliant Energy Corp.

 $

 30,125,196

 348,814

 Eversource Energy

 19,296,390

 $

 49,421,586

 Gas Utilities - 1.3%

 453,986

 National Fuel Gas Co.

 $

 25,491,314

 Multi-Utilities - 3.9%

 498,500

 Ameren Corp.

 $

 26,246,025

 360,824

 Consolidated Edison, Inc.

 26,827,264

 423,294

 WEC Energy Group, Inc.

 24,995,511

 $

 78,068,800

 Total Utilities

 $

 152,981,700

 Real Estate - 2.9%

 Hotel & Resort REIT - 0.4%

 336,165

 Chesapeake Lodging Trust

 $

 8,605,824

 Office REIT - 1.1%

 189,330

 Alexandria Real Estate Equities, Inc.

 $

 20,981,551

 Residential REIT - 0.5%

 128,333

 Camden Property Trust

 $

 10,724,789

 Retail REIT - 0.4%

 331,872

 Kimco Realty Corp.

 $

 8,260,294

 Specialized REIT - 0.5%

 359,003

 Outfront Media, Inc.

 $

 9,847,452

 Total Real Estate

 $

 58,419,910

 TOTAL COMMON STOCKS

 (Cost $1,575,644,455)

 $

 2,001,892,611

 TOTAL INVESTMENT IN SECURITIES - 99.9%

 (Cost $1,575,644,455) (a)

 $

 2,001,892,611

 OTHER ASSETS & LIABILITIES - 0.1%

 $

 2,475,444

 TOTAL NET ASSETS - 100.0%

 $

 2,004,368,054

 REIT

 Real Estate Investment Trust.

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 †

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 (a)

 At January 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,559,912,911 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                       466,164,826

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                       (24,185,126)

 Net unrealized appreciation

 $

                       441,979,700

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
2,001,892,611

$
-

$
-

$
2,001,892,611

 Total

$
2,001,892,611

$
-

$
-

$
2,001,892,611

 During the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Income Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 3, 2017 * Print the name and title of each signing officer under his or her signature.